Offerings	Feb. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.899% Fixed Rate/Floating Rate Senior Unsecured Notes due 2029
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 aggregate principal amount of 4.899% Fixed Rate/Floating Rate Senior Unsecured Notes due 2029, $1,750,000,000 aggregate principal amount of 5.130% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031, $2,250,000,000 aggregate principal amount of 5.450% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036, $750,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2029 and $750,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2031.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.130% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 267,925
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 aggregate principal amount of 4.899% Fixed Rate/Floating Rate Senior Unsecured Notes due 2029, $1,750,000,000 aggregate principal amount of 5.130% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031, $2,250,000,000 aggregate principal amount of 5.450% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036, $750,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2029 and $750,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2031.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036
Amount Registered | shares	2,250,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 2,250,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 344,475
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 aggregate principal amount of 4.899% Fixed Rate/Floating Rate Senior Unsecured Notes due 2029, $1,750,000,000 aggregate principal amount of 5.130% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031, $2,250,000,000 aggregate principal amount of 5.450% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036, $750,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2029 and $750,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2031.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Unsecured Notes due 2029
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 aggregate principal amount of 4.899% Fixed Rate/Floating Rate Senior Unsecured Notes due 2029, $1,750,000,000 aggregate principal amount of 5.130% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031, $2,250,000,000 aggregate principal amount of 5.450% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036, $750,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2029 and $750,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2031.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Unsecured Notes due 2031
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 aggregate principal amount of 4.899% Fixed Rate/Floating Rate Senior Unsecured Notes due 2029, $1,750,000,000 aggregate principal amount of 5.130% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031, $2,250,000,000 aggregate principal amount of 5.450% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036, $750,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2029 and $750,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2031.